Summary of significant accounting policies (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item lease segment	Dec. 31, 2020 CNY (¥) item lease segment	Dec. 31, 2019 CNY (¥) lease	Dec. 31, 2018 CNY (¥) lease	Dec. 31, 2020 CNY (¥)
Revenue
Liabilities for return allowances			¥ 425,135,000		¥ 496,005,000
Net revenues	$ 114,299,140	¥ 745,801,886,000	576,888,484,000	¥ 462,019,759,000
Accounts receivable, net of allowance for doubtful accounts	$ 1,089,954		6,190,588,000		7,111,947,000
Unearned revenue			21,347,848,000		26,033,158,000
Unearned revenue recognized		¥ 16,442,795,000
Revenue, Practical Expedient	true	true
Customer incentives and loyalty programs
Types of discounted coupons | item	2	2
Fulfillment
Fulfillment	$ 7,463,634	¥ 48,700,211,000	36,968,041,000	32,009,658,000
Marketing
Advertising costs		¥ 23,087,563,000	¥ 19,285,939,000	¥ 15,970,433,000
Leases
Number of capital leases | lease	0	0	0	0
Segment reporting
Number of major business segments | segment	2	2
Statutory reserves
Appropriations of statutory reserves		¥ 74,111,000	¥ 58,753,000	¥ 764,446,000
Appropriations to other reserve funds		¥ 0	0	0
PRC | General reserve fund | Foreign invested enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%	50.00%
PRC | Statutory surplus reserve | Domestic enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%	50.00%
Electronics and home appliance products
Revenue
Net revenues		¥ 400,927,285,000	328,703,453,000	280,059,089,000
General merchandise products
Revenue
Net revenues		250,951,955,000	182,030,514,000	136,049,657,000
Shipping
Fulfillment
Fulfillment		23,088,408,000	17,858,972,000	15,216,351,000
Online marketplace and marketing services
Revenue
Net revenues		53,472,718,000	42,680,212,000	33,531,862,000
Logistics and other services
Revenue
Net revenues		¥ 40,449,928,000	23,474,305,000	¥ 12,379,151,000
Accrued expenses and other current liabilities
Revenue
Liabilities for return allowances			425,135,000		496,005,000
Prepayments and other current assets
Revenue
Rights to recover products from customers			¥ 454,298,000		¥ 533,264,000